Sale of assets Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 0	$ 5,924	$ 0
Total assets classified as held for sale	1,676	16,992
CNG Compressor Business and Industrial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	0	5,924
Accounts receivable	1,676	5,267
Inventories	0	5,006
Property, plant, and equipment	0	795
Total assets classified as held for sale	1,676	16,992
Accounts payable and accrued liabilities	57	12,597
Restructuring obligations	467	0
Income taxes payable	2,054	3,448
Other current liabilities	0	1,462
Deferred income tax liabilities and other liabilities	1,292	1,634
Total liabilities classified as held for sale	$ 3,870	$ 19,141